Capital Structure, Financial Risk and Related Items - Weighted Average Outstanding Warrants (Details) - kr / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	937,968	968,451	988,468	1,413,624
Number of warrants exercisable	434,179	411,724	346,716
Exercise Price 466.20 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 466.20
Number of warrants outstanding		600
Weighted average remaining contractual life		2 months 26 days
Number of warrants exercisable		600
Exercise Price 623.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 623.50
Number of warrants outstanding		650
Weighted average remaining contractual life		5 months 12 days
Number of warrants exercisable		650
Exercise Price 636.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 636.50
Number of warrants outstanding		7,700
Weighted average remaining contractual life		9 months 7 days
Number of warrants exercisable		7,700
Exercise Price 815.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 815.50	kr 815.50
Number of warrants outstanding	2,725	5,301
Weighted average remaining contractual life	2 months 15 days	1 year 2 months 15 days
Number of warrants exercisable	2,725	5,301
Exercise Price 939.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 939.50
Number of warrants outstanding		20,612
Weighted average remaining contractual life		11 months 8 days
Number of warrants exercisable		20,612
Exercise Price 962.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 962.00	kr 962.00
Number of warrants outstanding	4,646	6,527
Weighted average remaining contractual life	2 years 5 months 8 days	3 years 5 months 8 days
Number of warrants exercisable	4,646	6,527
Exercise Price 1025.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,025.00	kr 1,025.00
Number of warrants outstanding	109,918	169,565
Weighted average remaining contractual life	2 years 11 months 8 days	3 years 11 months 8 days
Number of warrants exercisable	109,918	169,565
Exercise Price 1032.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,032.00	kr 1,032.00
Number of warrants outstanding	63,230	79,771
Weighted average remaining contractual life	1 year 11 months 15 days	2 years 11 months 15 days
Number of warrants exercisable	63,230	79,771
Exercise Price 1050.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,050.00	kr 1,050.00
Number of warrants outstanding	14,024	16,806
Weighted average remaining contractual life	2 years 8 months 23 days	3 years 8 months 23 days
Number of warrants exercisable	14,024	16,806
Exercise Price 1136.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,136.00	kr 1,136.00
Number of warrants outstanding	2,695	10,424
Weighted average remaining contractual life	9 months 7 days	1 year 9 months 7 days
Number of warrants exercisable	2,695	10,424
Exercise Price 1145.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,145.00	kr 1,145.00
Number of warrants outstanding	14,963	53,374
Weighted average remaining contractual life	11 months 15 days	1 year 11 months 15 days
Number of warrants exercisable	14,963	53,374
Exercise Price 1147.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,147.50	kr 1,147.50
Number of warrants outstanding	9,386	17,209
Weighted average remaining contractual life	3 years 5 months 4 days	4 years 5 months 4 days
Number of warrants exercisable	9,386
Exercise Price 1155.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,155.00	kr 1,155.00
Number of warrants outstanding	5,509	7,662
Weighted average remaining contractual life	3 years 3 months	4 years 3 months
Number of warrants exercisable	5,509
Exercise Price 1161.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,161.00	kr 1,161.00
Number of warrants outstanding	10,128	19,028
Weighted average remaining contractual life	3 years 2 months 1 day	4 years 2 months 1 day
Number of warrants exercisable	10,128
Exercise Price 1210.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,210.00	kr 1,210.00
Number of warrants outstanding	7,090	10,189
Weighted average remaining contractual life	2 years 3 months 10 days	3 years 3 months 10 days
Number of warrants exercisable	7,090	10,189
Exercise Price 1233.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,233.00	kr 1,233.00
Number of warrants outstanding	3,681	9,030
Weighted average remaining contractual life	5 months 8 days	1 year 5 months 8 days
Number of warrants exercisable	3,681	9,030
Exercise Price 1334.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,334.50	kr 1,334.50
Number of warrants outstanding	32,150	52,223
Weighted average remaining contractual life	3 years 9 months 10 days	4 years 9 months 10 days
Number of warrants exercisable	32,150
Exercise Price 1362.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,362.50	kr 1,362.50
Number of warrants outstanding	30,938	32,054
Weighted average remaining contractual life	4 years 2 months 26 days	5 years 2 months 26 days
Exercise Price 1402.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,402.00	kr 1,402.00
Number of warrants outstanding	6,837	7,110
Weighted average remaining contractual life	1 year 2 months 26 days	2 years 2 months 26 days
Number of warrants exercisable	6,837	7,110
Exercise Price 1408.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,408.00	kr 1,408.00
Number of warrants outstanding	954	1,274
Weighted average remaining contractual life	1 year 5 months 8 days	2 years 5 months 8 days
Number of warrants exercisable	954	1,274
Exercise Price 1424.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,424.00	kr 1,424.00
Number of warrants outstanding	408	946
Weighted average remaining contractual life	1 year 1 month 9 days	2 years 1 month 9 days
Number of warrants exercisable	408	946
Exercise Price 1427.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,427.00	kr 1,427.00
Number of warrants outstanding	8,400	8,400
Weighted average remaining contractual life	1 year 3 months	2 years 3 months
Number of warrants exercisable	8,400	8,400
Exercise Price 1432.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,432.00	kr 1,432.00
Number of warrants outstanding	1,994	3,445
Weighted average remaining contractual life	1 year 9 months 3 days	2 years 9 months 3 days
Number of warrants exercisable	1,994	3,445
Exercise Price 1615.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,615.00	kr 1,615.00
Number of warrants outstanding	135,441	183,240
Weighted average remaining contractual life	3 years 11 months 4 days	4 years 11 months 4 days
Number of warrants exercisable	135,441
Exercise Price 1948.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,948.00	kr 1,948.00
Number of warrants outstanding	12,961	14,898
Weighted average remaining contractual life	4 years 5 months 4 days	5 years 5 months 4 days
Exercise Price 2070.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,070.00	kr 2,070.00
Number of warrants outstanding	90,968	96,840
Weighted average remaining contractual life	5 years 1 month 28 days	6 years 1 month 28 days
Exercise Price 2103.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,103.00
Number of warrants outstanding	22,221
Weighted average remaining contractual life	6 years 5 months 8 days
Exercise Price 2129.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,129.00
Number of warrants outstanding	15,986
Weighted average remaining contractual life	6 years 25 days
Exercise Price 2148.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,148.00	kr 2,148.00
Number of warrants outstanding	15,097	16,880
Weighted average remaining contractual life	5 years 3 months 14 days	6 years 3 months 14 days
Exercise Price 2175.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,175.00
Number of warrants outstanding	166,286
Weighted average remaining contractual life	6 years 1 month 24 days
Exercise Price 2317.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,317.00	kr 2,317.00
Number of warrants outstanding	34,109	36,949
Weighted average remaining contractual life	4 years 9 months 7 days	5 years 9 months 7 days
Exercise Price 2381.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,381.00	kr 2,381.00
Number of warrants outstanding	22,983	23,761
Weighted average remaining contractual life	4 years 11 months 15 days	5 years 11 months 15 days
Exercise Price 2408.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,408.00
Number of warrants outstanding	13,459
Weighted average remaining contractual life	6 years 3 months
Exercise Price 2492.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,492.00	kr 2,492.00
Number of warrants outstanding	10,053	12,329
Weighted average remaining contractual life	5 years 29 days	6 years 29 days
Exercise Price 2585.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,585.00
Number of warrants outstanding	19,644
Weighted average remaining contractual life	6 years 8 months 19 days
Exercise Price 2641.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,641.00	kr 2,641.00
Number of warrants outstanding	6,456	6,879
Weighted average remaining contractual life	5 years 10 months 20 days	6 years 10 months 20 days
Exercise Price 2698.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,698.00	kr 2,698.00
Number of warrants outstanding	14,216	15,261
Weighted average remaining contractual life	5 years 5 months 23 days	6 years 5 months 23 days
Exercise Price 2806.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,806.00	kr 2,806.00
Number of warrants outstanding	19,476	21,514
Weighted average remaining contractual life	5 years 9 months 7 days	6 years 9 months 7 days
Exercise Price 3172.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 3,172.00
Number of warrants outstanding	8,936
Weighted average remaining contractual life	6 years 10 months 20 days
Exercise Price 1770.31 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,770.31
Number of warrants outstanding	937,968
Weighted average remaining contractual life	4 years 4 months 24 days
Number of warrants exercisable	434,179
Exercise Price 1501.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,501.49
Number of warrants outstanding		968,451
Weighted average remaining contractual life		4 years 4 months 20 days
Number of warrants exercisable		411,724